Debt (Tables)	12 Months Ended
Sep. 27, 2013
Debt Disclosure [Abstract]
Carrying value of debt
Debt as of September 27, 2013 and September 28, 2012 is as follows ($ in millions):

	As of September 27, 2013	As of September 28, 2012
3.375% public notes due 2015	258	257
3.75% public notes due 2018	67	67
8.5% public notes due 2019	364	364
7.0% public notes due 2019	246	247
6.875% public notes due 2021	466	466
4.625% public notes due 2023	42	42
Other(1)(2)	20	48
Total debt	1,463	1,491
Less: current portion	20	10
Long-term debt	$1,443	$1,481
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(1)	$20 million of the amount shown as other, comprises the current portion of the Company's total debt as of September 27, 2013.

(2)	$10 million of the amount shown as other, comprises the current portion of the Company's total debt as of September 28, 2012.

Summary of outstanding aggregate principal redeemed
During the fourth quarter of 2012, in connection with the Separation, Tyco and its finance subsidiary, Tyco International Finance S.A. ("TIFSA"), redeemed various debt securities maturing from 2013 to 2023 issued by TIFSA and/or Tyco, in an aggregate principal amount of $2.6 billion as set forth below ($ in millions):

6.0% public notes due 2013	$656
4.125% public notes due 2014	500
3.375% public notes due 2015	242
3.750% public notes due 2018	183
8.5% public notes due 2019	386
7.0% public notes due 2019	180
6.875% public notes due 2021	245
4.625% public notes due 2023	208
Total amounts redeemed	$2,600